Schedule of Stock Options Outstanding (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share Capital Schedule Of Stock Options Outstanding 1		$ 10,000
Share Capital Schedule Of Stock Options Outstanding 2		10,000
Share Capital Schedule Of Stock Options Outstanding 3		4.94
Share Capital Schedule Of Stock Options Outstanding 4		10,000
Share Capital Schedule Of Stock Options Outstanding 5		10,000
Share Capital Schedule Of Stock Options Outstanding 6		2.50
Share Capital Schedule Of Stock Options Outstanding 7		35,000
Share Capital Schedule Of Stock Options Outstanding 8		35,000
Share Capital Schedule Of Stock Options Outstanding 9		4.30
Share Capital Schedule Of Stock Options Outstanding 10		10,000
Share Capital Schedule Of Stock Options Outstanding 11		10,000
Share Capital Schedule Of Stock Options Outstanding 12		4.45
Share Capital Schedule Of Stock Options Outstanding 13		79,500
Share Capital Schedule Of Stock Options Outstanding 14		79,500
Share Capital Schedule Of Stock Options Outstanding 15		0.52
Share Capital Schedule Of Stock Options Outstanding 16		10,000
Share Capital Schedule Of Stock Options Outstanding 17		10,000
Share Capital Schedule Of Stock Options Outstanding 18		4.18
Share Capital Schedule Of Stock Options Outstanding 19		20,000
Share Capital Schedule Of Stock Options Outstanding 20		20,000
Share Capital Schedule Of Stock Options Outstanding 21		0.45
Share Capital Schedule Of Stock Options Outstanding 22		110,000
Share Capital Schedule Of Stock Options Outstanding 23		110,000
Share Capital Schedule Of Stock Options Outstanding 24		0.45
Share Capital Schedule Of Stock Options Outstanding 25		15,000
Share Capital Schedule Of Stock Options Outstanding 26		15,000
Share Capital Schedule Of Stock Options Outstanding 27		1.05
Share Capital Schedule Of Stock Options Outstanding 28		30,000
Share Capital Schedule Of Stock Options Outstanding 29		30,000
Share Capital Schedule Of Stock Options Outstanding 30		1.65
Share Capital Schedule Of Stock Options Outstanding 31		237,000
Share Capital Schedule Of Stock Options Outstanding 32		237,000
Share Capital Schedule Of Stock Options Outstanding 33		2.15
Share Capital Schedule Of Stock Options Outstanding 34		20,000
Share Capital Schedule Of Stock Options Outstanding 35		20,000
Share Capital Schedule Of Stock Options Outstanding 36		2.50
Share Capital Schedule Of Stock Options Outstanding 37		794,500
Share Capital Schedule Of Stock Options Outstanding 38		794,500
Share Capital Schedule Of Stock Options Outstanding 39		4.98
Share Capital Schedule Of Stock Options Outstanding 40		2,500
Share Capital Schedule Of Stock Options Outstanding 41		2,500
Share Capital Schedule Of Stock Options Outstanding 42		5.93
Share Capital Schedule Of Stock Options Outstanding 43		10,000
Share Capital Schedule Of Stock Options Outstanding 44		10,000
Share Capital Schedule Of Stock Options Outstanding 45		4.17
Share Capital Schedule Of Stock Options Outstanding 46		1,038,500
Share Capital Schedule Of Stock Options Outstanding 47		1,038,500
Share Capital Schedule Of Stock Options Outstanding 48		4.18
Share Capital Schedule Of Stock Options Outstanding 49		20,000
Share Capital Schedule Of Stock Options Outstanding 50		20,000
Share Capital Schedule Of Stock Options Outstanding 51		3.77
Share Capital Schedule Of Stock Options Outstanding 52		2,452,000
Share Capital Schedule Of Stock Options Outstanding 53		2,452,000
Share Capital Schedule Of Stock Options Outstanding 54		3.86
Share Capital Schedule Of Stock Options Outstanding 1	10,000
Share Capital Schedule Of Stock Options Outstanding 2	10,000
Share Capital Schedule Of Stock Options Outstanding 3	2.50
Share Capital Schedule Of Stock Options Outstanding 4	35,000
Share Capital Schedule Of Stock Options Outstanding 5	35,000
Share Capital Schedule Of Stock Options Outstanding 6	4.30
Share Capital Schedule Of Stock Options Outstanding 7	687,000
Share Capital Schedule Of Stock Options Outstanding 8	687,000
Share Capital Schedule Of Stock Options Outstanding 9	3.40
Share Capital Schedule Of Stock Options Outstanding 10	10,000
Share Capital Schedule Of Stock Options Outstanding 11	10,000
Share Capital Schedule Of Stock Options Outstanding 12	4.45
Share Capital Schedule Of Stock Options Outstanding 13	34,500
Share Capital Schedule Of Stock Options Outstanding 14	34,500
Share Capital Schedule Of Stock Options Outstanding 15	0.52
Share Capital Schedule Of Stock Options Outstanding 16	10,000
Share Capital Schedule Of Stock Options Outstanding 17	10,000
Share Capital Schedule Of Stock Options Outstanding 18	4.18
Share Capital Schedule Of Stock Options Outstanding 19	10,000
Share Capital Schedule Of Stock Options Outstanding 20	10,000
Share Capital Schedule Of Stock Options Outstanding 21	0.45
Share Capital Schedule Of Stock Options Outstanding 22	85,500
Share Capital Schedule Of Stock Options Outstanding 23	85,500
Share Capital Schedule Of Stock Options Outstanding 24	3.55
Share Capital Schedule Of Stock Options Outstanding 25	110,000
Share Capital Schedule Of Stock Options Outstanding 26	110,000
Share Capital Schedule Of Stock Options Outstanding 27	0.45
Share Capital Schedule Of Stock Options Outstanding 28	15,000
Share Capital Schedule Of Stock Options Outstanding 29	15,000
Share Capital Schedule Of Stock Options Outstanding 30	1.05
Share Capital Schedule Of Stock Options Outstanding 31	30,000
Share Capital Schedule Of Stock Options Outstanding 32	30,000
Share Capital Schedule Of Stock Options Outstanding 33	1.65
Share Capital Schedule Of Stock Options Outstanding 34	204,000
Share Capital Schedule Of Stock Options Outstanding 35	204,000
Share Capital Schedule Of Stock Options Outstanding 36	2.15
Share Capital Schedule Of Stock Options Outstanding 37	10,000
Share Capital Schedule Of Stock Options Outstanding 38	10,000
Share Capital Schedule Of Stock Options Outstanding 39	1.17
Share Capital Schedule Of Stock Options Outstanding 40	20,000
Share Capital Schedule Of Stock Options Outstanding 41	20,000
Share Capital Schedule Of Stock Options Outstanding 42	2.50
Share Capital Schedule Of Stock Options Outstanding 43	554,500
Share Capital Schedule Of Stock Options Outstanding 44	554,500
Share Capital Schedule Of Stock Options Outstanding 45	4.98
Share Capital Schedule Of Stock Options Outstanding 46	2,500
Share Capital Schedule Of Stock Options Outstanding 47	2,500
Share Capital Schedule Of Stock Options Outstanding 48	5.93
Share Capital Schedule Of Stock Options Outstanding 49	20,000
Share Capital Schedule Of Stock Options Outstanding 50	20,000
Share Capital Schedule Of Stock Options Outstanding 51	1.17
Share Capital Schedule Of Stock Options Outstanding 52	700,500
Share Capital Schedule Of Stock Options Outstanding 53	700,500
Share Capital Schedule Of Stock Options Outstanding 54	4.18
Share Capital Schedule Of Stock Options Outstanding 55	20,000
Share Capital Schedule Of Stock Options Outstanding 56	20,000
Share Capital Schedule Of Stock Options Outstanding 57	3.77
Share Capital Schedule Of Stock Options Outstanding 58	713,500
Share Capital Schedule Of Stock Options Outstanding 59	535,125
Share Capital Schedule Of Stock Options Outstanding 60	2.16
Share Capital Schedule Of Stock Options Outstanding 61	3,282,000
Share Capital Schedule Of Stock Options Outstanding 62	3,103,625
Share Capital Schedule Of Stock Options Outstanding 63	$ 3.38